Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund/VA))	0 Months Ended
	Apr. 30, 2013
Morgan Stanley Capital International EAFE Index
Average Annual Return:
1 Year	17.32%	[1]
5 Years	(3.69%)	[1]
10 Years	8.21%	[1]
Morgan Stanley Capital International All Country World ex-U.S. Index
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
Non-Service Class
Average Annual Return:
1 Year	22.22%
5 Years	0.79%
10 Years	11.95%
Inception Date	May 13, 1992
Service Class
Average Annual Return:
1 Year	21.68%
5 Years	0.40%
10 Years	11.31%
Inception Date	Mar. 09, 2001

[1]	The Fund has changed its benchmark from the Morgan Stanley Capital International EAFE Index to the Morgan Stanley Capital International All Country World ex-U.S. Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Morgan Stanley Capital International EAFE Index after April 2014.